Significant accounting judgements and estimates	12 Months Ended
Dec. 31, 2022
Significant accounting judgements and estimates
Significant accounting judgements and estimates

3.Significant accounting judgements and estimates

The preparation of these consolidated financial statements requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. These consolidated financial statements include estimates that, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the consolidated financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in future periods, if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions, and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Critical accounting estimates

Significant assumptions about the future that management has made that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

●	the inputs used in the Black-Scholes valuation model, including unobservable assumptions when the Corporation was private at the time of issuance of certain equity instruments (share price and volatility), in accounting for share-based payment transactions;
●	the valuation of the derivative liability;
●	the estimate of the percentage of completion of certain research and development agreements;
●	the valuation of income tax accounts; and
●	the initial valuation and estimated useful lives of intangible assets.

Critical accounting judgments

●	management applied judgment in determining the functional currency of the Corporation as Canadian dollars;
●	management applied judgment in determining the Corporation’s ability to continue as a going concern. The Corporation has incurred significant losses since inception. Management determined that a material going concern uncertainty does not exist due to the sufficient working capital to support their planned expenditure levels. Additional financing may come from product sales, licensing arrangements, research and commercial development partnerships, government grants, and/or corporate finance arrangements; and
●	management’s assessment that no impairment exists for intangible assets, based on the facts and circumstances that existed during the period.